CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 335	$ 104
Restricted cash (Note 9)	164	140
Trade receivables	430	511
Unbilled receivables	252	367
Other accounts receivable and prepaid expenses (Note 4)	216	271
Total current assets	1,397	1,393
NON - CURRENT ASSETS:
Severance pay fund (Note 11)	1,044	1,001
Long-term receivable (Note 3)	125	183
Other	38	25
Total non - current assets	1,207	1,209
PROPERTY AND EQUIPMENT, net	70	93
GOODWILL (Note 6)	6,516	6,516
Total assets	9,190	9,211
Liabilities and shareholders' equity
Short-term bank credit (Note 7)	160	115
Current maturities of long-term bank loans (Note 9)	646	498
Trade payables	360	717
Deferred revenues	2,809	2,587
Other accounts payable and accrued expenses (Note 8)	1,388	2,004
Current maturities of long-term convertible debt (Note 10)	352	0
Total current liabilities	5,715	5,921
LONG-TERM LIABILITIES:
Long-term bank loan, net of current maturities (Note 9)	497	1,001
Long-term convertible debt (Note 10)	0	502
Long-term deferred revenues	232	0
Long-term deferred rent payable	70	82
Accrued severance pay (Note 11)	1,374	1,435
Total long-term liabilities	2,173	3,020
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
SHAREHOLDERS' EQUITY (Note 13):
Ordinary Shares of NIS 5.0 par value - Authorized: 6,600,000 shares at December 31, 2011 and 2012; Issued and outstanding: 3,451,948 and 3,572,813 shares at December 31, 2011 and 2012, respectively	4,448	4,286
Preferred A Shares of NIS 5.0 par value - Authorized: 400,000 shares at December 31, 2011 and 2012; Issued and outstanding: 326,797 shares at December 31, 2011 and 2012. Aggregate liquidation preference of $ 2,500 at December 31, 2011 and 2012	369	369
Additional paid-in capital	116,297	116,338
Accumulated deficit	(119,812)	(120,723)
Total shareholders' equity	1,302	270
Total liabilities and shareholders' equity	$ 9,190	$ 9,211